Assets pledged as collateral_Securities(Details) - Securities - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
The Fair Values Of Collateral Available To Sell Or Repledge And Collateral Sold Or Repledged Line Items [Line Items]
Fair value of collateral held	₩ 2,677,878,000,000	₩ 2,990,908,000,000
Fair value of collateral sold or repledged	0	0
Total	₩ 2,677,878,000,000	₩ 2,990,908,000,000